UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

FORM N-Q

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		July 31, 2004

COMMON STOCKS 87.51%	Shares	Value

Aircraft & Defense 3.41%
Armor Holdings, Inc.	30,000	$1,095,000	*
General Dynamics Corp.	5,000	494,100
Moog, Inc., Class A	10,000	363,700	*
Rockwell International Corp.	10,000	374,100	*
		2,326,900

Automobile 0.42%
Wabash National Corp.	10,000	288,800	*

Communications 1.75%
Anixter International, Inc.	15,000	502,200	*
QUALCOMM, Inc.	10,000	690,800
		1,193,000

Computer Software & Hardware 4.78%
Activision, Inc.	60,000	879,000	*
Hyperion Solutions Corp.	15,000	615,300	*
Kronos, Inc.	20,000	878,400	*
Lexmark International, Inc.	10,000	885,000	*
		3,257,700

Distribution/Wholesale 4.09%
Fastenal Co.	10,000	623,800
Genuine Parts Co.	15,000	565,950
Navarre Corp.	30,000	482,400	*
ScanSource, Inc.	10,000	586,000	*
W.W. Grainger, Inc.	10,000	529,500	*
		2,787,650

Electronics & Components 6.24%
AMETEK, Inc.	15,000	462,600	*
FLIR Systems, Inc.	10,000	636,300	*
L-3 Communications Holdings, Inc.	10,000	611,500
Sonic Solutions	50,000	880,000	*
Trimble Navigation Ltd.	60,000	1,666,200	*
		4,256,600

Financial Services 1.79%
UnionBanCal Corp.	10,000	580,500	*
World Acceptance Corp.	30,000	641,700	*
		1,222,200

Food Products 1.24%
Hormel Foods Corp.	10,000	296,800
Ralcorp Holdings, Inc.	15,000	547,050	*
		843,850

Healthcare Products, Equipment & Services 5.90%
Boston Scientific Corp.	30,000	1,147,800	*
C.R. Bard, Inc.	20,000	1,104,000	*
USANA Health Sciences, Inc.	30,000	892,500	*
Waters Corp.	20,000	877,600	*
		4,021,900

Insurance 1.04%
SAFECO Corp.	15,000	705,900	*

Internet System 2.25%
Websense, Inc.	20,000	763,800	*
Yahoo! Inc.	25,000	770,000	*
		1,533,800

Manufacturing 16.19%
3M Co.	15,000	1,235,400
Ceradyne, Inc.	25,000	959,250	*
Eaton Corp.	20,000	1,292,800
Hubbell, Inc., Class B	20,000	904,000
IDEX Corp.	22,500	722,025
Illinois Tool Works, Inc.	10,000	905,200
JAKKS Pacific, Inc.	20,000	401,400	*
Lincoln Electric Holdings, Inc.	15,000	510,150	*
Parker-Hannifin Corp.	10,000	573,800	*
Pentair, Inc.	20,000	626,400
Precision Castparts Corp.	5,000	281,650	*
Textron, Inc.	10,000	613,000	*
Wabtec Corp.	20,000	364,000	*
Zebra Technologies Corp., Class A	20,000	1,652,600	*
		11,041,675

Medical Products 4.74%
Covance, Inc.	25,000	917,250	*
Laserscope	30,000	572,100	*
Mentor Corp.	10,000	314,900
Possis Medical, Inc.	15,000	429,000	*
Ventana Medical Systems, Inc.	20,000	998,600	*
		3,231,850

Metal & Mineral Mining 1.18%
Commercial Metals Co.	20,000	692,600
Northern Orion Resources, Inc.	50,000	109,456	*
		802,056

Oil & Gas Extraction & Services 7.96%
Airgas, Inc.	30,000	652,500
Baker Hughes, Inc.	10,000	403,000
Burlington Resources, Inc.	15,000	572,550	*
Cal Dive International, Inc.	10,000	310,000	*
Grant Prideco, Inc.	30,000	566,700	*
Praxair, Inc.	20,000	789,000
Southwestern Energy Co.	10,000	321,900	*
Talisman Energy, Inc.	8,000	190,720	*
Unit Corp.	20,000	645,000	*
Valero Energy Corp.	5,000	374,600	*
XTO Energy, Inc.	20,000	598,000
		5,423,970

Restaurants 3.91%
Sonic Corp.	75,000	1,725,000	*
Starbucks Corp.	20,000	939,200	*
		2,664,200

Retail 11.57%
Aeropostale, Inc.	20,000	609,600	*
American Eagle Outfitters, Inc.	20,000	655,400	*
Coach, Inc.	25,000	1,069,750	*
Coldwater Creek, Inc.	15,000	282,300	*
Fossil, Inc.	60,000	1,451,400	*
MSC Industrial Direct Co., Inc., Class A	10,000	313,000
Proctor & Gamble Co.	40,000	2,086,000
Stein Mart, Inc.	10,000	181,400	*
Tuesday Morning Corp.	20,000	643,200	*
Urban Outfitters, Inc.	20,000	594,800	*
		7,886,850

Steel Manufacturing 2.32%
Algoma Steel, Inc.	20,000	188,069	*
Nucor Corp.	10,000	836,500
Steel Dynamics, Inc.	10,000	327,500
Steel Technologies Inc.	10,000	231,100
		1,583,169

Storage 0.22%
Mobile Mini, Inc.	5,600	153,160	*

Telecommunications 0.54%
Corning, Inc.	30,000	370,800	*

Transportation 5.97%
EGL, Inc.	10,000	254,100	*
Forward Air Corp.	15,000	595,650	*
Harley-Davidson, Inc.	5,000	299,350	*
Knight Transportation, Inc.	30,000	594,300	*
Landstar System, Inc.	10,000	498,100	*
Norfolk Southern Corp.	20,000	533,800
Old Dominion Freight Line, Inc.	20,000	580,400	*
Thor Industries, Inc.	10,000	313,100
Werner Enterprises, Inc.	20,000	398,600
		4,067,400

Total Common Stocks		59,663,430
(cost $55,203,324)

	Principal
REPURCHASE AGREEMENT 9.17%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston, 07/30/04,
1.31%, due 08/02/04, repurchase price $6,252,603, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $6,251,920)	$6,251,920	6,251,920

Total Investments 96.68%		65,915,350
(cost $61,455,244)
Other assets and liabilities, net 3.32%		2,262,661

NET ASSETS 100%		$68,178,011

See notes to portfolios of investments.

MEGATRENDS FUND
Portfolio of Investments (unaudited)		July 31, 2004

COMMON STOCKS 94.56%	Shares	Value

Aircraft & Defense 7.08%
General Dynamics Corp.	4,000	$395,280
Northrop Grumman Corp.	10,000	526,000
		921,280

Computer Software & Hardware 6.78%
CACI International, Inc., Class A	10,000	411,100	*
Electronic Arts, Inc.	9,400	471,222	*
		882,322

Computers & Data Processing 2.57%
First Data Corp.	7,500	334,575

Construction 3.05%
Toll Brothers, Inc.	10,000	397,400	*

E-Commerce 2.65%
eBay, Inc.	4,400	344,652	*

Electronics & Components 3.37%
Intel Corp.	18,000	438,840

Energy 2.09%
Entergy Corp.	2,400	138,000	*
FPL Group, Inc.	2,000	134,660
		272,660

Financial Services 7.83%
Citigroup, Inc.	7,500	330,675
Wells Fargo & Co.	12,000	688,920
		1,019,595

Healthcare 5.07%
Biogen Idec, Inc.	4,500	270,000	*
Genzyme Corp.	7,600	389,728	*
		659,728

Holding Company 5.22%
Berkshire Hathaway, Inc., Class B	235	680,090	*

Insurance 1.83%
AFLAC, Inc.	6,000	237,840

Manufacturing 5.41%
General Electric Co.	10,000	332,500
Tyco International Ltd.	12,000	372,000
		704,500

Media 1.78%
Viacom, Inc., Class B	6,900	231,771

Metal Mining 6.79%
Apex Silver Mines Ltd.	20,000	358,600	*
Impala Platinum Holdings Ltd.	6,000	120,600
Newmont Mining Corp.	10,000	404,700
		883,900

Oil & Gas Extraction & Services 16.96%
ChevronTexaco Corp.	2,000	191,300
ConocoPhillips	5,000	393,850
Devon Energy Corp.	7,000	486,430
Nabors Industries, Inc.	5,000	232,500	*
PetroChina Co., Ltd.	8,300	414,502
Schlumberger Ltd.	7,600	488,832
		2,207,414

Pharmaceuticals 6.28%
Allergan, Inc.	3,000	226,920
Amylin Pharmaceuticals, Inc.	10,000	206,000	*
Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,000	384,800
		817,720

Printing & Publishing 3.23%
Washington Post Co., Class B	485	420,932

Retail 6.57%
Tiffany & Co.	12,500	446,875
Walgreen Co.	11,200	407,680
		854,555

Total Common Stocks		12,309,774
(cost $10,620,223)

Total Investments 94.56%		12,309,774
(cost $10,620,223)
Other assets and liabilities, net 5.44%		707,666

NET ASSETS 100%		$13,017,440

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		July 31, 2004

COMMON STOCKS 89.86%	Shares	Value

Automobile 2.26%
Dogus Otomotiv Servis ve Ticaret a.s.	1,027,665,697	$3,883,926	*

Communications 24.85%
Cesky Telecom a.s., GDR	673,993	8,020,517
Mobile Telesystems, Sponsored ADR	71,559	8,375,981
Rostelecom	224,040	411,113	*
Rostelecom, Sponsored ADR	389,928	4,464,676
Stream Communications Network, Inc.	21,200	11,660	*
Telekomunikacja Polska S.A., GDR	2,068,936	8,255,055
VimpelCom, Sponsored ADR	150,803	13,187,722	*
		42,726,724

Computer Software & Hardware 2.92%
Prokom Software S.A.	112,138	5,010,979	*

Distribution/Wholesale 2.11%
Central European Distribution Corp.	150,362	3,625,228	*

Electric Services & Utilities 7.98%
Ceske Energticke Zavody	1,831,511	13,722,558

Financial Services 28.33%
Bank Austria Creditanstalt	143,068	8,429,541
Bank Polska Kasa Opieki S.A.	126,638	3,952,540
Bank Zachodni WBK S.A.	192,207	4,228,395	*
Hansabank Ltd.	432,051	3,573,553
Komercni Banka a.s.	30,510	3,107,976
Komercni Banka a.s., Sponsored GDR	137,478	4,708,622
OTP Bank Rt.	423,482	8,731,017
OTP Bank Rt., GDR	176,522	7,272,706
Sberbank RF	12,401	4,712,380
		48,716,730

Metal Mining 4.51%
Ashurst Technology Ltd., Units	93,470	0	*
JSC MMC Norilsk Nickel, Sponsored ADR	151,492	7,756,390
		7,756,390

Oil & Gas Extraction 14.63%
Novy Neft Ltd.	450,000	6,295,500	*+
Novy Neft II Ltd.	300,000	3,030,000	*+
Polski Koncern Naftowy Orlen S.A.	252,930	2,072,684
Rengaz Holdings Ltd.	298,000	2,988,940
Sibir Energy plc	18,514,068	4,713,497	*
Sibneft, Sponsored ADR	197,006	4,970,461
Surgutneftegaz, Sponsored ADR	32,333	1,088,005
		25,159,087

Printing & Publishing 2.27%
Hurriyet Gazetecilik ve Matbaacilik a.s.	2,139,781,508	3,897,797

Total Common Stocks		154,499,419
(cost $157,475,737)

PREFERRED STOCKS 4.04%

Communications 0.64%
Rostelecom, Preferred Stock	854,066	1,106,015

Oil & Gas Extraction 3.40%
Surgutneftegaz, Preferred Stock	3,929,631	1,613,114
Surgutneftegaz, Preferred Stock, Sponsored ADR	12,058	494,981
Transneft, Preferred Stock	4,743	3,740,899
		5,848,994

Total Preferred Stocks		6,955,009
(cost $5,825,757)

Total Securities		161,454,428

	Principal
REPURCHASE AGREEMENT 6.03%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston, 07/30/04,
1.31%, due 08/02/04, repurchase price $10,362,526, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $10,361,395)	$10,361,395	10,361,395

Total Investments 99.93%		171,815,823
(cost $173,662,889)
Other assets and liabilities, net 0.07%		123,409

NET ASSETS 100%		$171,939,232

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) July 31, 2004

Legend
* Non-income producing security
+ Affiliated company (see following)
ADR American Depositary Receipt
GDR Global Depositary Receipt

Joint Tri-Party Repurchase Agreement

The terms of the joint tri-party repurchase agreement and the securities held as collateral at July 31, 2004 were:

Credit Suisse First Boston repurchase agreement, 07/30/04, 1.31%, due 08/02/04:
Total principal amount: $87,885,801; Total repurchase value: $87,895,395
Collateral:
$67,145,000 U.S. Treasury Bond, 10.375%, 12/15/12
$4,491,000 U.S. Treasury Bond, 9.25%, 02/15/16
      (total collateral market value, including accrued interest, of $89,644,701)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or sub-advisor. The following is a summary of transactions with each affiliated company during the quarter ended July 31, 2004.

	Shares of Affiliated Companies
	April 30, 2004	Additions	Reductions	July 31, 2004
Eastern European Fund
Novy Neft Ltd.	300,000	150,000	-	450,000
Novy Neft Ltd., Warrants (June 2004)	150,000	-	(150,000)	-
Novy Neft II Ltd.	300,000	-	-	300,000
Novy Neft II Ltd., Warrants (July 2004)	115,784	-	(115,784)	-

At July 31, 2004, the value of investments in affiliated companies was $9,325,500, representing 5.42% of net assets, and the total cost was $8,359,871. There was no net realized gains/losses on transactions and there was no income earned for the period. In addition, the fund's sub-adviser rebated to the fund $26,751 related to fees received they had received from the above affiliates.

Item 2. Controls and Procedures

1.	The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.	There was no change in the registrant's internal control over financial reporting that occurred in the registrant's third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940. (EX-99.CERT)

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By:    /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:  09/27/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:       09/27/04

By:    /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:       09/27/04